Short-Term Borrowings (Details) In Thousands, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Unused lines of Credit [Member] USD ($)	Mar. 31, 2011 Unused lines of Credit [Member] JPY (¥)	Mar. 31, 2010 Unused lines of Credit [Member] JPY (¥)	Mar. 31, 2011 Unused lines of Credit [Member] Commercial Paper [Member] USD ($)	Mar. 31, 2011 Unused lines of Credit [Member] Commercial Paper [Member] JPY (¥)	Mar. 31, 2010 Unused lines of Credit [Member] Commercial Paper [Member] JPY (¥)	Mar. 31, 2011 Unused lines of Credit [Member] Medium-term Notes [Member] USD ($)	Mar. 31, 2011 Unused lines of Credit [Member] Medium-term Notes [Member] JPY (¥)	Mar. 31, 2010 Unused lines of Credit [Member] Medium-term Notes [Member] JPY (¥)	Mar. 31, 2011 Commercial Paper [Member] USD ($)	Mar. 31, 2011 Commercial Paper [Member] JPY (¥)	Mar. 31, 2010 Commercial Paper [Member] JPY (¥)	Mar. 31, 2011 Borrowings, Banks [Member] USD ($)	Mar. 31, 2011 Borrowings, Banks [Member] JPY (¥)	Mar. 31, 2010 Borrowings, Banks [Member] JPY (¥)	Mar. 31, 2011 Borrowings In Foreign Currencies [Member] USD ($)	Mar. 31, 2011 Borrowings In Foreign Currencies [Member] JPY (¥)	Mar. 31, 2010 Borrowings In Foreign Currencies [Member] JPY (¥)
Short-term debt, weighted average interest rate													0.30%	0.30%	0.20%	0.80%	0.80%	0.70%
Short-term borrowings	$ 481,048	¥ 39,927,000	¥ 75,701,000										$ 180,325	¥ 14,967,000	¥ 52,260,000	$ 300,723	¥ 24,960,000	¥ 23,441,000	$ 469,241	¥ 38,947,000	¥ 42,163,000
Lines of credit	$ 8,253,831	¥ 685,068,000	¥ 694,012,000	$ 7,679,723	¥ 637,417,000	¥ 606,150,000	$ 3,132,265	¥ 259,978,000	¥ 225,652,000	$ 1,001,807	¥ 83,150,000	¥ 93,040,000